LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2022	2021
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $9,552 and $13,161, respectively)	$990,448	$986,839
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $2,981 and $3,776, respectively)	497,019	496,224
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $4,178 and $4,954, respectively)	595,822	595,046
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $1,845 and $2,041, respectively)	1,148,155	1,147,959
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $2,743 and $3,393, respectively)	847,257	846,607
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $2,692 and $3,658, respectively)	497,308	496,342
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $3,598 and $4,186, respectively)	496,402	495,814
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,228 and $4,798, respectively)	1,095,772	1,095,202
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $5,134)	344,866	—

Credit Facilities
2015 Credit Facilities	128	128
2020 Credit Facilities (1)	1,899,203	399,693
2016 Studio City Credit Facilities (2)	128	128

	8,412,508	6,559,982
Current portion of long-term debt	(322,500)	(128)

	$8,090,008	$6,559,854

Notes
(1)
As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $26,885 and $35,598 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet, respectively.

(2)
As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $333

and $389 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2022 are as follows:

Year ending December 31,
2023	$322,500
2024	128
2025	3,076,703
2026	500,000
2027	950,000
Over 2027	3,600,128

$8,449,459